Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Movement Schedules by Measurement Component (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	€ 185
Beginning balance	177,446
Opening net balance	177,262
Opening assets, Reinsurance	16,608
Opening liabilities, Reinsurance	608
Net opening balance, Investment contracts	21,594	€ 21,055
Variable Fee Approach [Abstract]
Closing net balance	188,233	177,262
Closing assets	125	185
Ending balance	188,359	177,446
Closing assets, Reinsurance	16,021	16,608
Closing liabilities, Reinsurance	303	608
Net closing balance, Investment contracts	22,332	21,594
Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	0
Opening liabilities, Investment contracts	21,594	21,055
Net opening balance, Investment contracts	21,594	21,055
Changes in estimates that adjust contractual service margin	0
Changes in estimates that adjust contractual service margin	0
Changes that relate to future service	0
Earnings released from contractual service margin	0
Earnings released from contractual service margin	(33)	(17)
Release of risk adjustment	(14)	(15)
Experience adjustments on current service	11	4
Changes that relate to current service	(37)	(28)
Changes that relate to past service	0
Insurance service result	(37)	(28)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,270	1,921
Insurance finance income / (expenses)	0
Insurance finance income / (expenses)	2,270	1,921
Premiums received	470	475
Claims, benefits and expenses paid	(2,995)	(2,506)
Other	0
Other		172
Cash flows	0
Cash flows	(2,525)	(2,030)
Other	0
Other movements	0	172
Net exchange differences	0
Net exchange differences	1,030	503
Closing net balance	0	0
Net closing balance, Investment contracts	22,332	21,594
Closing assets, Investment contracts	0
Closing liabilities, Investment contracts	22,332	21,594
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	185
Beginning balance	177,407
Opening net balance	177,222
Opening assets, Reinsurance	16,601
Opening liabilities, Reinsurance	608
Variable Fee Approach [Abstract]
Closing net balance	188,193	177,222
Closing assets	125	185
Ending balance	188,318	177,407
Closing assets, Reinsurance	16,015	16,601
Closing liabilities, Reinsurance	303	608
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	185	36
Beginning balance	177,407	175,681
Opening net balance	177,222	175,645
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that result in (a reversal of) onerous contracts	1,064	1,025
New contracts issued – non-onerous	0	0
New contracts issued – onerous	54	60
Changes that relate to future service	1,118	1,084
Earnings released from contractual service margin	(958)	(952)
Release of risk adjustment	(305)	(345)
Experience adjustments on current service	101	75
Revenue recognised for incurred policyholder tax expenses	2	(15)
Changes that relate to current service	(1,160)	(1,238)
Changes that relate to past service	14	17
Experience adjustments on claims incurred	14	17
Insurance service result	(27)	(137)
General Model [Abstract]
Interest accreted to insurance contracts	3,096	3,098
Changes in interest rates and other financial assumptions	(1,921)	1,587
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	121	421
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	12,719	13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(2,029)	(1,493)
Insurance finance income / (expenses)	11,986	17,343
Premiums received	15,377	14,203
Claims, benefits and expenses paid	(26,274)	(23,862)
Acquisition costs paid	(963)	(936)
Other	(32)	(30)
Cash flows	(11,892)	(10,624)
Contracts disposed during the period	(85)	(347)
Transfers to disposal groups	(3)	(345)
Other	(4)	20
Transfer (to)/from other headings		(512)
Other movements	(92)	(1,184)
Net exchange differences	10,996	(3,821)
Closing net balance	188,193	177,222
Closing assets	125	185
Ending balance	188,318	177,407
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	16,601	16,934
Opening liabilities, Reinsurance	608	270
Net opening balance, Reinsurance	15,993	16,664
Changes in estimates that adjust contractual service margin	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	454	550
New reinsurance contracts issued / acquired recognized in the year	1	(17)
Changes in estimates that result in (a reversal of) onerous contracts		12
Changes that relate to future service	455	544
Earnings released from contractual service margin	(14)	(26)
Release of risk adjustment	(83)	(118)
Experience adjustments on current service	(36)	(217)
Changes that relate to current service	(133)	(361)
Changes that relate to past service	3	(2)
Experience adjustments on claims incurred	3	(2)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	325	181
Insurance finance income / (expenses)	55	1,048
Premiums paid, net of received fixed commission	1,341	2,642
Amounts received	(3,209)	(3,622)
Other	(1)
Cash flows	(1,869)	(979)
Reinsurance contracts disposed in the year	(30)
Other	196	(371)
Other	226
Other movements	196	(371)
Net exchange differences	1,011	(550)
Net closing balance, Reinsurance	15,712	15,993
Closing assets, Reinsurance	16,015	16,601
Closing liabilities, Reinsurance	303	608
Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	0
Variable Fee Approach [Abstract]
Closing assets		0
Best estimate liability [Member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts	21,285	20,874
Net opening balance, Investment contracts	21,285	20,874
Changes in estimates that adjust contractual service margin	(70)	(152)
Changes that relate to future service	(70)	(152)
Earnings released from contractual service margin	0
Release of risk adjustment	0
Experience adjustments on current service	11	4
Changes that relate to current service	11	4
Changes that relate to past service	0
Insurance service result	(59)	(148)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,270	1,921
Insurance finance income / (expenses)	2,270	1,921
Premiums received	470	475
Claims, benefits and expenses paid	(2,995)	(2,506)
Other		170
Cash flows	(2,525)	(2,030)
Other	0
Other movements	0	170
Net exchange differences	1,015	498
Net closing balance, Investment contracts	21,987	21,285
Closing assets, Investment contracts	0
Closing liabilities, Investment contracts	21,987	21,285
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	475	100
Beginning balance	166,036	163,381
Opening net balance	165,562	163,280
Changes in estimates that adjust contractual service margin	(317)	(204)
Changes in estimates that result in (a reversal of) onerous contracts	1,063	974
New contracts issued – non-onerous	(648)	(563)
New contracts issued – onerous	36	38
Changes that relate to future service	134	245
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Experience adjustments on current service	101	75
Revenue recognised for incurred policyholder tax expenses	2	(15)
Changes that relate to current service	103	60
Changes that relate to past service	15	17
Experience adjustments on claims incurred	15	17
Insurance service result	252	322
General Model [Abstract]
Interest accreted to insurance contracts	2,693	2,680
Changes in interest rates and other financial assumptions	(1,910)	1,573
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	121	425
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	12,719	13,730
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(2,029)	(1,493)
Insurance finance income / (expenses)	11,594	16,915
Premiums received	15,377	14,203
Claims, benefits and expenses paid	(26,274)	(23,862)
Acquisition costs paid	(963)	(936)
Other	(32)	(30)
Cash flows	(11,892)	(10,624)
Contracts disposed during the period	(128)	(283)
Transfers to disposal groups	(14)	(59)
Other	(4)	41
Transfer (to)/from other headings		(511)
Other movements	(147)	(811)
Net exchange differences	10,242	(3,520)
Closing net balance	175,611	165,562
Closing assets	452	475
Ending balance	176,063	166,036
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	16,184	16,233
Opening liabilities, Reinsurance	1,024	371
Net opening balance, Reinsurance	15,160	15,862
Changes in estimates that adjust contractual service margin	(152)	(3)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	462	477
New reinsurance contracts issued / acquired recognized in the year	(11)	(330)
Changes that relate to future service	299	144
Earnings released from contractual service margin	0
Release of risk adjustment	0
Experience adjustments on current service	(36)	(217)
Changes that relate to current service	(36)	(217)
Changes that relate to past service	3	(2)
Experience adjustments on claims incurred	3	(2)
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	266	(76)
Insurance finance income / (expenses)	31	1,013
Premiums paid, net of received fixed commission	1,341	2,642
Amounts received	(3,209)	(3,622)
Other	(1)
Cash flows	(1,869)	(979)
Reinsurance contracts disposed in the year	(64)
Other		(132)
Other	207
Other movements	143	(132)
Net exchange differences	949	(528)
Net closing balance, Reinsurance	14,681	15,160
Closing assets, Reinsurance	15,374	16,184
Closing liabilities, Reinsurance	693	1,024
Best estimate liability [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	0
Variable Fee Approach [Abstract]
Closing assets		0
Risk adjustment [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Changes in estimates that result in (a reversal of) onerous contracts	18	22
Risk adjustment [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening liabilities, Investment contracts	128	109
Net opening balance, Investment contracts	128	109
Changes in estimates that adjust contractual service margin	(7)	31
Changes that relate to future service	(7)	31
Earnings released from contractual service margin	0
Release of risk adjustment	(14)	(15)
Experience adjustments on current service	0
Changes that relate to current service	(14)	(15)
Changes that relate to past service	0
Insurance service result	(21)	16
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0
Insurance finance income / (expenses)	0
Premiums received	0
Claims, benefits and expenses paid	0
Cash flows	0
Other	0
Other movements	0
Net exchange differences	6	3
Net closing balance, Investment contracts	112	128
Closing assets, Investment contracts	0
Closing liabilities, Investment contracts	112	128
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(286)	0
Beginning balance	3,251	3,436
Opening net balance	3,537	3,435
Changes in estimates that adjust contractual service margin	(131)	380
Changes in estimates that result in (a reversal of) onerous contracts	1	51
New contracts issued – non-onerous	102	90
New contracts issued – onerous	18	22
Changes that relate to future service	(10)	542
Earnings released from contractual service margin	0	0
Release of risk adjustment	(305)	(345)
Experience adjustments on current service	0	0
Revenue recognised for incurred policyholder tax expenses	0	0
Changes that relate to current service	(305)	(345)
Changes that relate to past service	(1)	0
Experience adjustments on claims incurred	(1)	0
Insurance service result	(315)	197
General Model [Abstract]
Interest accreted to insurance contracts	178	195
Changes in interest rates and other financial assumptions	(11)	14
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0	(4)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	0	0
Insurance finance income / (expenses)	167	205
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows	0	0
Contracts disposed during the period	0	(5)
Transfers to disposal groups	6	(197)
Other	0	0
Transfer (to)/from other headings		(1)
Other movements	6	(203)
Net exchange differences	224	(98)
Closing net balance	3,618	3,537
Closing assets	(323)	(286)
Ending balance	3,295	3,251
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	423	1,010
Opening liabilities, Reinsurance	(332)	101
Net opening balance, Reinsurance	755	909
Changes in estimates that adjust contractual service margin	(11)	6
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	38	67
New reinsurance contracts issued / acquired recognized in the year	4	42
Changes that relate to future service	31	114
Earnings released from contractual service margin	0
Release of risk adjustment	(83)	(118)
Experience adjustments on current service	0
Changes that relate to current service	(83)	(118)
Changes that relate to past service	0
Experience adjustments on claims incurred	0
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	(52)	(3)
Insurance finance income / (expenses)	36	48
Premiums paid, net of received fixed commission	0
Amounts received	0
Other	0
Cash flows	0
Reinsurance contracts disposed in the year	0
Other		(176)
Other	5
Other movements	5	(176)
Net exchange differences	50	(23)
Net closing balance, Reinsurance	794	755
Closing assets, Reinsurance	433	423
Closing liabilities, Reinsurance	(361)	(332)
Risk adjustment [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	0
Variable Fee Approach [Abstract]
Closing assets		0
Contractual service margin [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	8,124	8,929
Changes in estimates that adjust contractual service margin	448	(176)
Changes in estimates that result in (a reversal of) onerous contracts	0
Earnings released from contractual service margin	(958)	(952)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	225	223
Other	6	(110)
Cash flows	43	(59)
Net exchange differences	529	(203)
Closing net balance	8,964	8,124
Contractual service margin [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	78	(107)
Changes in estimates that adjust contractual service margin	163	(4)
Earnings released from contractual service margin	(14)	(26)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	(12)	(13)
Other	14	(63)
Cash flows	34
Net exchange differences	12	2
Closing net balance	237	78
Contractual service margin [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	180	72
Opening liabilities, Investment contracts	180	72
Net opening balance, Investment contracts	180	72
Changes in estimates that adjust contractual service margin	76	121
Changes in estimates that adjust contractual service margin	76	121
Changes that relate to future service	76	121
Earnings released from contractual service margin	(33)	(17)
Earnings released from contractual service margin	(33)	(17)
Release of risk adjustment	0
Experience adjustments on current service	0
Changes that relate to current service	(33)	(17)
Changes that relate to past service	0
Insurance service result	43	104
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0
Insurance finance income / (expenses)	0
Insurance finance income / (expenses)	0
Premiums received	0
Claims, benefits and expenses paid	0
Other	0	1
Other		1
Cash flows	0
Cash flows	0
Other	0
Other movements	0	1
Net exchange differences	10	2
Net exchange differences	10	2
Closing net balance	233	180
Net closing balance, Investment contracts	233	180
Closing assets, Investment contracts	0
Closing liabilities, Investment contracts	233	180
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(4)	(64)
Beginning balance	8,120	8,865
Opening net balance	8,124	8,929
Changes in estimates that adjust contractual service margin	448	(176)
Changes in estimates that result in (a reversal of) onerous contracts	0	0
New contracts issued – non-onerous	546	473
New contracts issued – onerous	0	0
Changes that relate to future service	994	297
Earnings released from contractual service margin	(958)	(952)
Release of risk adjustment	0	0
Experience adjustments on current service	0	0
Revenue recognised for incurred policyholder tax expenses	0	0
Changes that relate to current service	(958)	(952)
Changes that relate to past service	0	0
Experience adjustments on claims incurred	0	0
Insurance service result	36	(656)
General Model [Abstract]
Interest accreted to insurance contracts	225	223
Changes in interest rates and other financial assumptions	0	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0	0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	0	0
Insurance finance income / (expenses)	225	223
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows	0	0
Contracts disposed during the period	43	(59)
Transfers to disposal groups	6	(89)
Other	0	(21)
Transfer (to)/from other headings		(1)
Other movements	48	(169)
Net exchange differences	529	(203)
Closing net balance	8,964	8,124
Closing assets	(5)	(4)
Ending balance	8,959	8,120
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	(7)	(309)
Opening liabilities, Reinsurance	(85)	(202)
Net opening balance, Reinsurance	78	(107)
Changes in estimates that adjust contractual service margin	163	(4)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	(46)	6
New reinsurance contracts issued / acquired recognized in the year	8	271
Changes in estimates that result in (a reversal of) onerous contracts		12
Changes that relate to future service	125	286
Earnings released from contractual service margin	(14)	(26)
Release of risk adjustment	0
Experience adjustments on current service	0
Changes that relate to current service	(14)	(26)
Changes that relate to past service	0
Experience adjustments on claims incurred	0
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	111	260
Insurance finance income / (expenses)	(12)	(13)
Premiums paid, net of received fixed commission	0
Amounts received	0
Other	0
Cash flows	0
Reinsurance contracts disposed in the year	34
Other		(63)
Other	14
Other movements	48	(63)
Net exchange differences	12	2
Net closing balance, Reinsurance	237	78
Closing assets, Reinsurance	208	(7)
Closing liabilities, Reinsurance	(29)	(85)
Contractual service margin [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	€ 0
Variable Fee Approach [Abstract]
Closing assets		€ 0